Segment information - Segment revenues - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues	€ 41,096	€ 40,918	€ 40,236
International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Revenues	1,530	1,711	1,812
Operating segments [member] | Enterprise, operating segment [member]
Disclosure of operating segments [line items]
Revenues	7,252	7,353	7,379
Operating segments [member] | Enterprise, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Revenues	5,235	5,203	5,206
Operating segments [member] | Enterprise, operating segment [member] | SPAIN
Disclosure of operating segments [line items]
Revenues	34	27	26
Operating segments [member] | Enterprise, operating segment [member] | POLAND
Disclosure of operating segments [line items]
Revenues	21	17	16
Operating segments [member] | Enterprise, operating segment [member] | Europe, other than France, Spain, and Poland [member]
Disclosure of operating segments [line items]
Revenues	634	596	592
Operating segments [member] | Enterprise, operating segment [member] | Countries other than Europe [member]
Disclosure of operating segments [line items]
Revenues	1,328	1,510	1,539
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Revenues	€ 1,651	€ 1,812	€ 1,915